Intangible Assets, Net and Goodwill - Summary of Aggregate Carrying Amount of Goodwill (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 152,899,801	$ 8,113	$ 145,566,497	$ 151,463,232
Europe [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	52,950,325		53,066,729
Brazil [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	28,062,398		21,388,124
Puerto Rico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	17,463,394		17,463,394
Dominican Republic [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	14,186,723		14,186,723
Mexico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	12,124,685		12,770,381
Ecuador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	10,148,380		9,856,601
Peru [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,739,947		3,086,981
El Salvador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,364,816		2,576,214
Chile [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,499,552		2,510,577
Colombia [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,155,384		2,155,385
Other countries [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 8,204,197		$ 6,505,388